Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

	Principal Amount		Coupon Rate (%)	Maturity	Fair Value
		U.S. TREASURY NOTES - 82.9%
	$1,130,000	United States Treasury Note *	1.2500	1/31/2020	$1,124,505
	1,400,000	United States Treasury Note	1.5000	10/31/2019	1,397,320
	1,130,000	United States Treasury Note *	1.6250	7/31/2019	1,129,420
	5,000,000	United States Treasury Note	1.6250	11/30/2020	4,984,863
	3,895,000	United States Treasury Note *	2.0000	7/31/2020	3,898,043
	5,000,000	United States Treasury Note	2.2500	2/15/2021	5,034,766
		TOTAL U.S. TREASURY NOTES (Cost - $17,410,424)			17,568,917

		SHORT-TERM INVESTMENT - 9.9%
	Shares	MONEY MARKET FUND - 9.9%
	2,097,953	U.S. Bank Money Market Deposit Account			2,097,953
		TOTAL SHORT-TERM INVESTMENT (Cost - $2,097,953)

		TOTAL INVESTMENTS - 92.8% (Cost - $19,508,377)			$19,666,870
		OTHER ASSETS AND LIABILITIES - NET - 7.2%			1,520,412
		TOTAL NET ASSETS - 100.0%			$21,187,282

*	All or a portion of this investment is a holding of Equinox Aspect Core Diversified Strategy Fund Limited.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Description	Number of Contracts	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
SHORT FUTURES CONTRACTS
Australian Dollar Future	9	Morgan Stanley	Sep-19	$633,240	$(12,070)
British Pound Future	90	Morgan Stanley	Sep-19	7,171,313	(11,184)
Canadian Dollar Future	10	Morgan Stanley	Sep-19	765,550	(13,550)
Coffee Future +	2	Morgan Stanley	Sep-19	82,088	(6,881)
Coffee Future +	2	Morgan Stanley	Dec-19	84,788	(11,119)
Coffee Future +	2	Morgan Stanley	Mar-20	87,450	(1,050)
Copper Future +	1	Morgan Stanley	Sep-19	67,838	(1,463)
Euro FX Future	7	Morgan Stanley	Sep-19	1,001,569	(5,781)
Hard Red Winter Wheat Future +	10	Morgan Stanley	Sep-19	230,750	9,938
Lean Hogs Future +	4	Morgan Stanley	Aug-19	121,600	11,080
Lean Hogs Future +	2	Morgan Stanley	Oct-19	56,680	3,640
Live Cattle Future +	2	Morgan Stanley	Oct-19	84,340	(400)
Live Cattle Future +	1	Morgan Stanley	Dec-19	44,100	(360)
Live Cattle Future +	2	Morgan Stanley	Feb-20	91,300	570
LME Copper Future +	1	Morgan Stanley	Sep-19	149,900	(3,654)
LME Nickle Future +	1	Morgan Stanley	Sep-19	76,230	(5,452)
LME Primary Aluminum Future +	6	Morgan Stanley	Sep-19	270,038	2,720
Natural Gas Future +	17	Morgan Stanley	Aug-19	392,360	15,060
Natural Gas Future +	8	Morgan Stanley	Sep-19	182,560	4,440
New Zealand Dollar Future	22	Morgan Stanley	Sep-19	1,479,940	(32,730)
Soybean Future +	10	Morgan Stanley	Nov-19	461,500	(10,338)
Soybean Meal Future +	2	Morgan Stanley	Dec-19	64,580	20
Swiss Franc Future	1	Morgan Stanley	Sep-19	129,025	(2,900)
Wheat Future +	1	Morgan Stanley	Sep-19	26,363	(1,750)
Wheat Future +	2	Morgan Stanley	Dec-19	53,850	(1,575)
World Sugar #11 Future +	1	Morgan Stanley	Oct-19	14,134	(482)
World Sugar #11 Future +	1	Morgan Stanley	Mar-20	15,176	(302)
					(75,573)
LONG FUTURES CONTRACTS
90 Day Bank Bill Future	7	Morgan Stanley	Dec-19	4,900,048	3,516
90 Day Bank Bill Future	14	Morgan Stanley	Mar-20	9,802,025	9,503
90 Day Bank Bill Future	12	Morgan Stanley	Jun-20	8,402,149	6,791
90 Day Bank Bill Future	8	Morgan Stanley	Sep-20	5,601,157	5,666
90 Day Bank Bill Future	10	Morgan Stanley	Dec-20	7,000,930	5,249
90 Day Bank Bill Future	8	Morgan Stanley	Mar-21	5,600,744	1,155
90 Day Euro Euribor Future	2	Morgan Stanley	Sep-21	571,649	1,740
90 Day Euro Euribor Future	6	Morgan Stanley	Dec-21	1,714,350	860
90 Day Eurodollar Future	1	Morgan Stanley	Mar-20	245,725	313
90 Day Eurodollar Future	5	Morgan Stanley	Jun-20	1,229,750	2,788
90 Day Eurodollar Future	6	Morgan Stanley	Sep-20	1,476,675	5,500
90 Day Eurodollar Future	5	Morgan Stanley	Dec-20	1,230,563	6,475
90 Day Eurodollar Future	5	Morgan Stanley	Mar-21	1,230,875	4,625
90 Day Eurodollar Future	5	Morgan Stanley	Jun-21	1,230,500	4,563
90 Day Eurodollar Future	5	Morgan Stanley	Sep-21	1,230,250	5,338
90 Day Eurodollar Future	5	Morgan Stanley	Dec-21	1,229,813	1,550
90 Day Sterling Future	4	Morgan Stanley	Dec-19	631,164	299
90 Day Sterling Future	11	Morgan Stanley	Jun-20	1,736,839	(55)
90 Day Sterling Future	21	Morgan Stanley	Sep-20	3,315,951	3,837
90 Day Sterling Future	24	Morgan Stanley	Dec-20	3,788,704	2,966
90 Day Sterling Future	23	Morgan Stanley	Mar-21	3,631,207	3,736
90 Day Sterling Future	27	Morgan Stanley	Jun-21	4,262,077	4,189
90 Day Sterling Future	19	Morgan Stanley	Sep-21	2,998,635	2,558
90 Day Sterling Future	24	Morgan Stanley	Dec-21	3,786,604	(205)
Amsterdam Index Future	4	Morgan Stanley	Jul-19	511,030	5,764
Australian 3 Year Bond Future	144	Morgan Stanley	Sep-19	11,620,743	17,593
Australian 10 Year Bond Future	31	Morgan Stanley	Sep-19	3,125,002	23,191
Brent Crude Future +	2	Morgan Stanley	Sep-19	129,480	(1,250)
Brent Crude Future +	1	Morgan Stanley	Oct-19	64,350	3,400
CAC 40 10 Euro Future	11	Morgan Stanley	Jul-19	693,108	11,057
Canadian 10 Year Bond Future	27	Morgan Stanley	Sep-19	2,953,212	26,065
Cocoa Future +	3	Morgan Stanley	Sep-19	72,750	(2,070)
Cocoa Future +	3	Morgan Stanley	Dec-19	73,740	(1,420)
Corn Future +	3	Morgan Stanley	Dec-19	64,725	(2,863)
Corn Future +	3	Morgan Stanley	Mar-20	65,925	(1,125)
Dax Index Future	2	Morgan Stanley	Sep-19	705,373	10,377
DJIA Index E-Mini Future	4	Morgan Stanley	Sep-19	531,860	6,030
E-Mini Russell 2000 Index Future	2	Morgan Stanley	Sep-19	156,710	535
Euro BOBL Future	43	Morgan Stanley	Sep-19	6,583,314	23,919
Euro-BTP Future	4	Morgan Stanley	Sep-19	611,764	25,523
Euro-Bund Future	22	Morgan Stanley	Sep-19	4,327,760	42,525
Euro BUXL 30 Year Bond Future	5	Morgan Stanley	Sep-19	1,155,313	32,501
Euro-OAT Future	12	Morgan Stanley	Sep-19	2,253,048	35,723
Euro Schatz Future	7	Morgan Stanley	Sep-19	895,091	929
Euro STOXX 50 Future	17	Morgan Stanley	Sep-19	671,004	13,014
FTSE 100 Index Future	6	Morgan Stanley	Sep-19	562,712	2,440
FTSE/JSE Africa Top 40 Index Future	6	Morgan Stanley	Sep-19	223,095	(2,253)
FTSE/MIB Index Future	7	Morgan Stanley	Sep-19	843,236	2,760
Gasoline RBOB Future +	2	Morgan Stanley	Sep-19	155,744	(1,583)
Gold 100 Oz. Future +	5	Morgan Stanley	Aug-19	706,850	13,600
Japanese 10 Year Bond (OSE) Future	1	Morgan Stanley	Sep-19	1,427,975	4,443
Japanese Yen Future	11	Morgan Stanley	Sep-19	1,283,013	2,681
Long Gilt Future	17	Morgan Stanley	Sep-19	2,819,160	15,437
Mexican Peso Future	29	Morgan Stanley	Sep-19	746,170	325
Mini MSCI EAFE Index Future	2	Morgan Stanley	Sep-19	192,330	1,265
Mini MSCI Emerging Markets Index Future	13	Morgan Stanley	Sep-19	684,710	12,810
Nasdaq 100 E-Mini Future	3	Morgan Stanley	Sep-19	461,625	6,771
Nikkei 225 Index (CME) Future	2	Morgan Stanley	Sep-19	213,200	2,250
Nikkei 225 Index (SGX) Future	2	Morgan Stanley	Sep-19	196,956	1,237
OMXS30 Index Future	41	Morgan Stanley	Jul-19	716,203	8,320
S&P 500 E-Mini Future	3	Morgan Stanley	Sep-19	441,630	8,530
S&P Midcap 400 E-Mini Future	2	Morgan Stanley	Sep-19	390,000	6,435
S&P/TSX 60 IX Future	4	Morgan Stanley	Sep-19	598,554	935
Silver Future +	3	Morgan Stanley	Sep-19	230,115	(560)
SPI 200 Futures	9	Morgan Stanley	Sep-19	1,035,625	8,531
TOPIX Index Future	1	Morgan Stanley	Sep-19	143,958	923
US 2 Year Note (CBT) Future	7	Morgan Stanley	Sep-19	1,506,258	5,906
US 5 Year Note (CBT) Future	18	Morgan Stanley	Sep-19	2,126,813	23,469
US 10 Year Note (CBT) Future	23	Morgan Stanley	Sep-19	2,943,281	43,391
US Long Bond (CBT) Future	17	Morgan Stanley	Sep-19	2,645,094	51,367
US Ultra Bond Future	8	Morgan Stanley	Sep-19	1,420,500	40,711
WTI Crude Oil Future +	1	Morgan Stanley	Aug-19	58,470	(910)
					611,606
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$536,033

+ This investment is a holding of Equinox Aspect Core Diversified Strategy Fund Limited.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
9/18/2019	Morgan Stanley	201,248	BRL	50,000	USD	$2,115
9/18/2019	Morgan Stanley	197,103	BRL	50,000	USD	1,041
9/18/2019	Morgan Stanley	194,438	BRL	50,000	USD	351
9/18/2019	Morgan Stanley	193,228	BRL	50,000	USD	38
9/18/2019	Morgan Stanley	97,893	BRL	25,000	USD	350
9/18/2019	Morgan Stanley	97,850	BRL	25,000	USD	339
9/18/2019	Morgan Stanley	97,585	BRL	25,000	USD	270
9/18/2019	Morgan Stanley	97,568	BRL	25,000	USD	266
9/18/2019	Morgan Stanley	97,185	BRL	25,000	USD	167
9/18/2019	Morgan Stanley	97,184	BRL	25,000	USD	167
9/18/2019	Morgan Stanley	83,537,788	COP	25,000	USD	917
9/18/2019	Morgan Stanley	83,512,288	COP	25,000	USD	909
9/18/2019	Morgan Stanley	83,239,538	COP	25,000	USD	824
9/18/2019	Morgan Stanley	83,171,250	COP	25,000	USD	803
9/18/2019	Morgan Stanley	82,625,788	COP	25,000	USD	634
9/18/2019	Morgan Stanley	82,561,288	COP	25,000	USD	614
9/18/2019	Morgan Stanley	82,474,500	COP	25,000	USD	587
9/18/2019	Morgan Stanley	82,385,250	COP	25,000	USD	559
9/18/2019	Morgan Stanley	82,384,750	COP	25,000	USD	559
9/18/2019	Morgan Stanley	82,337,788	COP	25,000	USD	545
9/18/2019	Morgan Stanley	82,242,750	COP	25,000	USD	515
9/18/2019	Morgan Stanley	82,161,538	COP	25,000	USD	490
9/18/2019	Morgan Stanley	82,146,788	COP	25,000	USD	485
9/18/2019	Morgan Stanley	82,105,000	COP	25,000	USD	472
9/18/2019	Morgan Stanley	82,056,038	COP	25,000	USD	457
9/18/2019	Morgan Stanley	82,008,538	COP	25,000	USD	443
9/18/2019	Morgan Stanley	82,003,750	COP	25,000	USD	441
9/18/2019	Morgan Stanley	81,895,750	COP	25,000	USD	408
9/18/2019	Morgan Stanley	81,593,288	COP	25,000	USD	314
9/18/2019	Morgan Stanley	81,581,000	COP	25,000	USD	310
9/18/2019	Morgan Stanley	81,492,750	COP	25,000	USD	282
9/18/2019	Morgan Stanley	81,471,038	COP	25,000	USD	276
9/18/2019	Morgan Stanley	80,445,538	COP	25,000	USD	(42)
9/18/2019	Morgan Stanley	80,408,038	COP	25,000	USD	(54)
9/18/2019	Morgan Stanley	80,242,038	COP	25,000	USD	(106)
9/18/2019	Morgan Stanley	80,165,000	COP	25,000	USD	(129)
9/18/2019	Morgan Stanley	80,138,538	COP	25,000	USD	(138)
9/18/2019	Morgan Stanley	80,120,788	COP	25,000	USD	(143)
9/18/2019	Morgan Stanley	80,105,538	COP	25,000	USD	(148)
9/18/2019	Morgan Stanley	80,012,250	COP	25,000	USD	(177)
9/18/2019	Morgan Stanley	79,851,250	COP	25,000	USD	(227)
9/18/2019	Morgan Stanley	79,833,750	COP	25,000	USD	(232)
9/18/2019	Morgan Stanley	2,584,295	CZK	100,000	EUR	1,217
9/18/2019	Morgan Stanley	2,582,687	CZK	100,000	EUR	1,145
9/18/2019	Morgan Stanley	1,289,014	CZK	50,000	EUR	468
9/18/2019	Morgan Stanley	1,288,733	CZK	50,000	EUR	455
9/18/2019	Morgan Stanley	1,286,409	CZK	50,000	EUR	351
9/18/2019	Morgan Stanley	1,284,305	CZK	50,000	EUR	257
9/18/2019	Morgan Stanley	1,283,560	CZK	50,000	EUR	223
9/18/2019	Morgan Stanley	642,511	CZK	25,000	EUR	144
9/18/2019	Morgan Stanley	642,502	CZK	25,000	EUR	144
9/18/2019	Morgan Stanley	638,704	CZK	25,000	EUR	(26)
9/18/2019	Morgan Stanley	638,679	CZK	25,000	EUR	(27)
9/18/2019	Morgan Stanley	300,000	EUR	97,605,300	HUF	(2,277)
9/18/2019	Morgan Stanley	200,000	EUR	65,070,200	HUF	(1,518)
9/18/2019	Morgan Stanley	100,000	EUR	32,428,576	HUF	(381)
9/18/2019	Morgan Stanley	300,000	EUR	2,945,563	NOK	(2,458)
9/18/2019	Morgan Stanley	50,000	EUR	491,838	NOK	(517)
9/18/2019	Morgan Stanley	50,000	EUR	492,334	NOK	(575)
9/18/2019	Morgan Stanley	50,000	EUR	491,018	NOK	(420)
9/18/2019	Morgan Stanley	50,000	EUR	491,090	NOK	(429)
9/18/2019	Morgan Stanley	500,000	EUR	5,308,610	SEK	(2,437)
9/18/2019	Morgan Stanley	325,000	EUR	3,449,810	SEK	(1,499)
9/18/2019	Morgan Stanley	325,000	EUR	3,450,684	SEK	(1,594)
9/18/2019	Morgan Stanley	300,000	EUR	3,213,118	SEK	(4,492)
9/18/2019	Morgan Stanley	275,000	EUR	2,957,462	SEK	(5,430)
9/18/2019	Morgan Stanley	250,000	EUR	2,653,738	SEK	(1,157)
9/18/2019	Morgan Stanley	225,000	EUR	2,412,755	SEK	(3,685)
9/18/2019	Morgan Stanley	225,000	EUR	2,406,683	SEK	(3,027)
9/18/2019	Morgan Stanley	225,000	EUR	2,388,287	SEK	(1,033)
9/18/2019	Morgan Stanley	200,000	EUR	2,151,319	SEK	(3,996)
9/18/2019	Morgan Stanley	175,000	EUR	1,882,300	SEK	(3,486)
9/18/2019	Morgan Stanley	175,000	EUR	1,871,832	SEK	(2,351)
9/18/2019	Morgan Stanley	175,000	EUR	1,857,579	SEK	(806)
9/18/2019	Morgan Stanley	125,000	EUR	1,344,111	SEK	(2,448)
9/18/2019	Morgan Stanley	125,000	EUR	1,336,964	SEK	(1,673)
9/18/2019	Morgan Stanley	125,000	EUR	1,336,985	SEK	(1,675)
9/18/2019	Morgan Stanley	125,000	EUR	1,337,281	SEK	(1,707)
9/18/2019	Morgan Stanley	125,000	EUR	1,337,305	SEK	(1,710)
9/18/2019	Morgan Stanley	32,394,864	HUF	100,000	EUR	262
9/18/2019	Morgan Stanley	32,246,464	HUF	100,000	EUR	(264)
9/18/2019	Morgan Stanley	16,115,767	HUF	50,000	EUR	(159)
9/18/2019	Morgan Stanley	16,115,627	HUF	50,000	EUR	(159)
9/18/2019	Morgan Stanley	16,085,857	HUF	50,000	EUR	(265)
9/18/2019	Morgan Stanley	16,085,397	HUF	50,000	EUR	(266)
9/18/2019	Morgan Stanley	16,041,802	HUF	50,000	EUR	(421)
9/18/2019	Morgan Stanley	8,024,091	HUF	25,000	EUR	(199)
9/18/2019	Morgan Stanley	8,020,146	HUF	25,000	EUR	(213)
9/18/2019	Morgan Stanley	355,917	ILS	100,000	USD	278
9/18/2019	Morgan Stanley	21,266,250	INR	300,000	USD	5,014
9/18/2019	Morgan Stanley	21,189,804	INR	300,000	USD	3,917
9/18/2019	Morgan Stanley	17,712,420	INR	250,000	USD	4,043
9/18/2019	Morgan Stanley	10,621,452	INR	150,000	USD	2,339
9/18/2019	Morgan Stanley	59,094,935	KRW	50,000	USD	1,306
9/18/2019	Morgan Stanley	29,502,000	KRW	25,000	USD	614
9/18/2019	Morgan Stanley	29,497,250	KRW	25,000	USD	609
9/18/2019	Morgan Stanley	29,495,968	KRW	25,000	USD	608
9/18/2019	Morgan Stanley	29,485,968	KRW	25,000	USD	600
9/18/2019	Morgan Stanley	29,482,218	KRW	25,000	USD	596
9/18/2019	Morgan Stanley	29,477,000	KRW	25,000	USD	592
9/18/2019	Morgan Stanley	29,443,500	KRW	25,000	USD	563
9/18/2019	Morgan Stanley	29,442,250	KRW	25,000	USD	562
9/18/2019	Morgan Stanley	29,393,468	KRW	25,000	USD	519
9/18/2019	Morgan Stanley	29,390,968	KRW	25,000	USD	517
9/18/2019	Morgan Stanley	29,390,000	KRW	25,000	USD	516
9/18/2019	Morgan Stanley	29,377,500	KRW	25,000	USD	506
9/18/2019	Morgan Stanley	29,372,218	KRW	25,000	USD	501
9/18/2019	Morgan Stanley	29,351,218	KRW	25,000	USD	483
9/18/2019	Morgan Stanley	29,348,250	KRW	25,000	USD	480
9/18/2019	Morgan Stanley	29,345,968	KRW	25,000	USD	478
9/18/2019	Morgan Stanley	29,167,218	KRW	25,000	USD	323
9/18/2019	Morgan Stanley	29,155,968	KRW	25,000	USD	313
9/18/2019	Morgan Stanley	29,013,468	KRW	25,000	USD	189
9/18/2019	Morgan Stanley	29,006,718	KRW	25,000	USD	184
9/18/2019	Morgan Stanley	28,903,090	KRW	25,000	USD	94
9/18/2019	Morgan Stanley	28,893,000	KRW	25,000	USD	85
9/18/2019	Morgan Stanley	28,891,840	KRW	25,000	USD	84
9/18/2019	Morgan Stanley	28,877,500	KRW	25,000	USD	71
9/18/2019	Morgan Stanley	28,830,968	KRW	25,000	USD	31
9/18/2019	Morgan Stanley	28,828,468	KRW	25,000	USD	29
9/18/2019	Morgan Stanley	28,787,750	KRW	25,000	USD	(7)
9/18/2019	Morgan Stanley	28,778,468	KRW	25,000	USD	(15)
9/18/2019	Morgan Stanley	492,012	NOK	50,000	EUR	537
9/18/2019	Morgan Stanley	490,861	NOK	50,000	EUR	402
9/18/2019	Morgan Stanley	490,179	NOK	50,000	EUR	322
9/18/2019	Morgan Stanley	486,702	NOK	50,000	EUR	(87)
9/18/2019	Morgan Stanley	486,369	NOK	50,000	EUR	(126)
9/18/2019	Morgan Stanley	486,155	NOK	50,000	EUR	(151)
9/18/2019	Morgan Stanley	485,852	NOK	50,000	EUR	(187)
9/18/2019	Morgan Stanley	485,685	NOK	50,000	EUR	(207)
9/18/2019	Morgan Stanley	13,217,500	PHP	250,000	USD	7,075
9/18/2019	Morgan Stanley	13,178,687	PHP	250,000	USD	6,320
9/18/2019	Morgan Stanley	10,522,969	PHP	200,000	USD	4,667
9/18/2019	Morgan Stanley	10,519,000	PHP	200,000	USD	4,590
9/18/2019	Morgan Stanley	2,578,787	PHP	50,000	USD	156
9/18/2019	Morgan Stanley	2,575,987	PHP	50,000	USD	102
9/18/2019	Morgan Stanley	1,941,291	PLN	450,000	EUR	5,818
9/18/2019	Morgan Stanley	214,656	PLN	50,000	EUR	366
9/18/2019	Morgan Stanley	214,386	PLN	50,000	EUR	294
9/18/2019	Morgan Stanley	214,020	PLN	50,000	EUR	196
9/18/2019	Morgan Stanley	213,973	PLN	50,000	EUR	183
9/18/2019	Morgan Stanley	213,603	PLN	50,000	EUR	83
9/18/2019	Morgan Stanley	106,899	PLN	25,000	EUR	68
9/18/2019	Morgan Stanley	106,894	PLN	25,000	EUR	67
9/18/2019	Morgan Stanley	36,447,950	RUB	550,000	USD	21,333
9/18/2019	Morgan Stanley	36,285,700	RUB	550,000	USD	18,790
9/18/2019	Morgan Stanley	1,074,238	SEK	100,000	EUR	1,844
9/18/2019	Morgan Stanley	1,070,501	SEK	100,000	EUR	1,439
9/18/2019	Morgan Stanley	1,069,534	SEK	100,000	EUR	1,334
9/18/2019	Morgan Stanley	1,066,780	SEK	100,000	EUR	1,036
9/18/2019	Morgan Stanley	1,065,018	SEK	100,000	EUR	845
9/18/2019	Morgan Stanley	1,064,646	SEK	100,000	EUR	804
9/18/2019	Morgan Stanley	1,063,398	SEK	100,000	EUR	669
9/18/2019	Morgan Stanley	1,063,177	SEK	100,000	EUR	645
9/18/2019	Morgan Stanley	1,055,599	SEK	100,000	EUR	(176)
9/18/2019	Morgan Stanley	532,322	SEK	50,000	EUR	402
9/18/2019	Morgan Stanley	532,082	SEK	50,000	EUR	376
9/18/2019	Morgan Stanley	531,829	SEK	50,000	EUR	349
9/18/2019	Morgan Stanley	531,806	SEK	50,000	EUR	346
9/18/2019	Morgan Stanley	531,639	SEK	50,000	EUR	328
9/18/2019	Morgan Stanley	531,534	SEK	50,000	EUR	317
9/18/2019	Morgan Stanley	531,527	SEK	50,000	EUR	316
9/18/2019	Morgan Stanley	531,525	SEK	50,000	EUR	316
9/18/2019	Morgan Stanley	531,413	SEK	50,000	EUR	304
9/18/2019	Morgan Stanley	531,308	SEK	50,000	EUR	292
9/18/2019	Morgan Stanley	530,727	SEK	50,000	EUR	229
9/18/2019	Morgan Stanley	530,716	SEK	50,000	EUR	228
9/18/2019	Morgan Stanley	530,701	SEK	50,000	EUR	226
9/18/2019	Morgan Stanley	530,590	SEK	50,000	EUR	214
9/18/2019	Morgan Stanley	530,249	SEK	50,000	EUR	177
9/18/2019	Morgan Stanley	530,243	SEK	50,000	EUR	177
9/18/2019	Morgan Stanley	528,505	SEK	50,000	EUR	(12)
9/18/2019	Morgan Stanley	528,429	SEK	50,000	EUR	(20)
9/18/2019	Morgan Stanley	527,309	SEK	50,000	EUR	(141)
9/18/2019	Morgan Stanley	527,184	SEK	50,000	EUR	(155)
9/18/2019	Morgan Stanley	526,969	SEK	50,000	EUR	(178)
9/18/2019	Morgan Stanley	266,310	SEK	25,000	EUR	217
9/18/2019	Morgan Stanley	266,129	SEK	25,000	EUR	198
9/18/2019	Morgan Stanley	266,056	SEK	25,000	EUR	190
9/18/2019	Morgan Stanley	265,667	SEK	25,000	EUR	148
9/18/2019	Morgan Stanley	265,543	SEK	25,000	EUR	134
9/18/2019	Morgan Stanley	265,475	SEK	25,000	EUR	127
9/18/2019	Morgan Stanley	265,473	SEK	25,000	EUR	126
9/18/2019	Morgan Stanley	265,438	SEK	25,000	EUR	123
9/18/2019	Morgan Stanley	263,530	SEK	25,000	EUR	(84)
9/18/2019	Morgan Stanley	263,471	SEK	25,000	EUR	(91)
9/18/2019	Morgan Stanley	68,298	SGD	50,000	USD	542
9/18/2019	Morgan Stanley	68,204	SGD	50,000	USD	472
9/18/2019	Morgan Stanley	68,203	SGD	50,000	USD	472
9/18/2019	Morgan Stanley	68,188	SGD	50,000	USD	460
9/18/2019	Morgan Stanley	68,082	SGD	50,000	USD	382
9/18/2019	Morgan Stanley	67,555	SGD	50,000	USD	(8)
9/18/2019	Morgan Stanley	34,084	SGD	25,000	USD	223
9/18/2019	Morgan Stanley	34,082	SGD	25,000	USD	222
9/18/2019	Morgan Stanley	4,687,176	THB	150,000	USD	3,127
9/18/2019	Morgan Stanley	1,566,227	THB	50,000	USD	1,168
9/18/2019	Morgan Stanley	1,563,432	THB	50,000	USD	1,076
9/18/2019	Morgan Stanley	1,562,967	THB	50,000	USD	1,061
9/18/2019	Morgan Stanley	1,559,602	THB	50,000	USD	951
9/18/2019	Morgan Stanley	1,558,127	THB	50,000	USD	903
9/18/2019	Morgan Stanley	1,539,937	THB	50,000	USD	309
9/18/2019	Morgan Stanley	1,539,812	THB	50,000	USD	305
9/18/2019	Morgan Stanley	1,535,627	THB	50,000	USD	168
9/18/2019	Morgan Stanley	1,534,367	THB	50,000	USD	127
9/18/2019	Morgan Stanley	1,532,707	THB	50,000	USD	72
9/18/2019	Morgan Stanley	1,528,257	THB	50,000	USD	(73)
9/18/2019	Morgan Stanley	615,110	TRY	100,000	USD	1,942
9/18/2019	Morgan Stanley	614,024	TRY	100,000	USD	1,762
9/18/2019	Morgan Stanley	604,644	TRY	100,000	USD	208
9/18/2019	Morgan Stanley	1,572,043	TWD	50,000	USD	842
9/18/2019	Morgan Stanley	1,567,393	TWD	50,000	USD	692
9/18/2019	Morgan Stanley	1,548,393	TWD	50,000	USD	77
9/18/2019	Morgan Stanley	1,548,298	TWD	50,000	USD	74
9/18/2019	Morgan Stanley	1,543,243	TWD	50,000	USD	(89)
9/18/2019	Morgan Stanley	1,543,193	TWD	50,000	USD	(91)
9/18/2019	Morgan Stanley	1,542,993	TWD	50,000	USD	(97)
9/18/2019	Morgan Stanley	1,542,793	TWD	50,000	USD	(104)
9/18/2019	Morgan Stanley	1,541,793	TWD	50,000	USD	(136)
9/18/2019	Morgan Stanley	784,471	TWD	25,000	USD	371
9/18/2019	Morgan Stanley	784,434	TWD	25,000	USD	370
9/18/2019	Morgan Stanley	772,496	TWD	25,000	USD	(16)
9/18/2019	Morgan Stanley	772,371	TWD	25,000	USD	(20)
9/18/2019	Morgan Stanley	770,996	TWD	25,000	USD	(65)
9/18/2019	Morgan Stanley	770,871	TWD	25,000	USD	(69)
9/18/2019	Morgan Stanley	200,000	USD	813,988	BRL	(10,789)
9/18/2019	Morgan Stanley	400,000	USD	1,352,451,400	COP	(19,587)
9/18/2019	Morgan Stanley	400,000	USD	1,361,491,400	COP	(22,392)
9/18/2019	Morgan Stanley	25,000	USD	85,186,000	COP	(1,428)
9/18/2019	Morgan Stanley	25,000	USD	85,191,713	COP	(1,430)
9/18/2019	Morgan Stanley	100,000	USD	358,890	ILS	(1,116)
9/18/2019	Morgan Stanley	50,000	USD	3,517,246	INR	(447)
9/18/2019	Morgan Stanley	25,000	USD	1,769,333	INR	(377)
9/18/2019	Morgan Stanley	25,000	USD	1,769,701	INR	(382)
9/18/2019	Morgan Stanley	25,000	USD	1,752,808	INR	(140)
9/18/2019	Morgan Stanley	25,000	USD	1,757,998	INR	(214)
9/18/2019	Morgan Stanley	25,000	USD	1,764,596	INR	(309)
9/18/2019	Morgan Stanley	25,000	USD	1,764,671	INR	(310)
9/18/2019	Morgan Stanley	25,000	USD	1,766,683	INR	(339)
9/18/2019	Morgan Stanley	25,000	USD	1,767,376	INR	(349)
9/18/2019	Morgan Stanley	25,000	USD	1,757,683	INR	(210)
9/18/2019	Morgan Stanley	25,000	USD	1,757,716	INR	(210)
9/18/2019	Morgan Stanley	450,000	USD	535,379,085	KRW	(14,816)
9/18/2019	Morgan Stanley	450,000	USD	533,255,085	KRW	(12,972)
9/18/2019	Morgan Stanley	400,000	USD	474,820,520	KRW	(12,239)
9/18/2019	Morgan Stanley	50,000	USD	2,615,663	PHP	(874)
9/18/2019	Morgan Stanley	25,000	USD	1,309,325	PHP	(466)
9/18/2019	Morgan Stanley	25,000	USD	1,310,756	PHP	(494)
9/18/2019	Morgan Stanley	25,000	USD	1,311,656	PHP	(511)
9/18/2019	Morgan Stanley	25,000	USD	1,312,081	PHP	(519)
9/18/2019	Morgan Stanley	250,000	USD	344,815	SGD	(5,169)
9/18/2019	Morgan Stanley	50,000	USD	68,863	SGD	(960)
9/18/2019	Morgan Stanley	25,000	USD	156,688	TRY	(968)
9/18/2019	Morgan Stanley	25,000	USD	156,696	TRY	(969)
9/18/2019	Morgan Stanley	25,000	USD	157,095	TRY	(1,035)
9/18/2019	Morgan Stanley	25,000	USD	157,262	TRY	(1,063)
9/18/2019	Morgan Stanley	400,000	USD	12,557,260	TWD	(6,121)
9/18/2019	Morgan Stanley	350,000	USD	10,978,852	TWD	(5,073)
9/18/2019	Morgan Stanley	25,000	USD	784,334	TWD	(367)
9/18/2019	Morgan Stanley	25,000	USD	784,596	TWD	(375)
9/18/2019	Morgan Stanley	25,000	USD	784,234	TWD	(363)
9/18/2019	Morgan Stanley	25,000	USD	784,266	TWD	(364)
9/18/2019	Morgan Stanley	50,000	USD	754,101	ZAR	(2,947)
9/18/2019	Morgan Stanley	50,000	USD	755,649	ZAR	(3,056)
9/18/2019	Morgan Stanley	5,129,484	ZAR	350,000	USD	10,154
9/18/2019	Morgan Stanley	723,890	ZAR	50,000	USD	826
9/23/2019	Morgan Stanley	50,782,500	CLP	75,000	USD	(154)
9/23/2019	Morgan Stanley	34,889,000	CLP	50,000	USD	1,421
9/23/2019	Morgan Stanley	34,192,175	CLP	50,000	USD	394
9/23/2019	Morgan Stanley	17,362,838	CLP	25,000	USD	590
9/23/2019	Morgan Stanley	17,355,588	CLP	25,000	USD	580
9/23/2019	Morgan Stanley	17,350,838	CLP	25,000	USD	573
9/23/2019	Morgan Stanley	17,347,588	CLP	25,000	USD	568
9/23/2019	Morgan Stanley	17,336,750	CLP	25,000	USD	552
9/23/2019	Morgan Stanley	17,336,000	CLP	25,000	USD	551
9/23/2019	Morgan Stanley	17,335,250	CLP	25,000	USD	550
9/23/2019	Morgan Stanley	17,333,838	CLP	25,000	USD	547
9/23/2019	Morgan Stanley	17,333,500	CLP	25,000	USD	547
9/23/2019	Morgan Stanley	17,323,000	CLP	25,000	USD	532
9/23/2019	Morgan Stanley	17,088,338	CLP	25,000	USD	186
9/23/2019	Morgan Stanley	17,062,250	CLP	25,000	USD	147
9/23/2019	Morgan Stanley	16,994,000	CLP	25,000	USD	47
9/23/2019	Morgan Stanley	16,992,500	CLP	25,000	USD	44
9/23/2019	Morgan Stanley	16,960,250	CLP	25,000	USD	(3)
9/23/2019	Morgan Stanley	16,957,250	CLP	25,000	USD	(8)
9/23/2019	Morgan Stanley	16,934,500	CLP	25,000	USD	(41)
9/23/2019	Morgan Stanley	450,000	USD	314,638,425	CLP	(13,730)
9/23/2019	Morgan Stanley	450,000	USD	319,610,925	CLP	(21,059)
9/23/2019	Morgan Stanley	400,000	USD	280,706,600	CLP	(13,719)
9/23/2019	Morgan Stanley	25,000	USD	17,765,500	CLP	(1,184)
9/23/2019	Morgan Stanley	25,000	USD	17,768,750	CLP	(1,188)
						$(69,727)

BRL - Brazilian Real			PHP - Philippine Piso
CLP - Chilean Peso			PLN - Polish Zloty
COP - Colombian Peso			RUB - Russian Ruble
CZK - Czech Koruna			SEK - Swedish Krone
EUR - Euro			SGD - Singapore Dollar
HUF - Hungarian Forint			THB - Thai Baht
ILS - Israeli Shekel			TRY - Turkish Lira
KRW - South Korean Won			TWD - Taiwan Dollar
INR - Indian Rupee			USD - U.S. Dollar
NOK - Norwegian Krone			ZAR - South African Rand

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

	Principal Amount		Coupon Rate (%)	Maturity Date	Value
		U.S. TREASURY NOTES - 90.7%
	$18,200,000	United States Treasury Note *	1.250	1/31/2020	$18,111,488
	16,500,000	United States Treasury Note	1.500	10/31/2019	16,468,418
	11,500,000	United States Treasury Note	1.500	4/15/2020	11,453,281
	5,200,000	United States Treasury Note *	1.625	7/31/2019	5,197,333
	7,500,000	United States Treasury Note	1.625	11/30/2020	7,477,295
	18,200,000	United States Treasury Note *	2.000	7/31/2020	18,214,219
	7,500,000	United States Treasury Note	2.250	2/15/2021	7,552,148
		TOTAL U.S. TREASURY NOTES (Cost - $84,024,088)			84,474,182

		SHORT-TERM INVESTMENT - 2.6%
	Shares	MONEY MARKET FUND - 2.6%
	2,391,095	U.S. Bank Money Market Deposit Account			2,391,095
		TOTAL SHORT-TERM INVESTMENT (Cost - $2,391,095)

		TOTAL INVESTMENTS - 93.3% (Cost - $86,415,183)			$86,865,277
		OTHER ASSETS AND LIABILITIES - NET - 6.7%			6,237,402
		TOTAL NET ASSETS - 100.0%			$93,102,679

*	All or a portion of this investment is a holding of Equinox Chesapeake Strategy Fund Limited.

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

	Description	Contracts	Counterparty	Expiration Date	Notional Value at June 30, 2019	Unrealized Appreciation/ (Depreciation)
	SHORT FUTURES CONTRACTS
	Archer-Daniels-Midland Co. Future	859	Morgan Stanley	Sep-19	$3,525,336	$48,065
	Australian Dollar Future	105	Morgan Stanley	Sep-19	7,387,800	(41,475)
	Brazilian Real Future	187	Morgan Stanley	Aug-19	4,862,000	935
	British Pound Future	244	Morgan Stanley	Sep-19	19,442,225	52,613
	Canadian Dollar Future	111	Morgan Stanley	Sep-19	8,497,605	(189,810)
	Canola (WCE) Future +	1,428	Morgan Stanley	Nov-19	9,964,036	219,021
	Coffee 'C' Future +	102	Morgan Stanley	Sep-19	4,186,463	(229,500)
	Copper Future +	36	Morgan Stanley	Sep-19	2,442,150	(9,450)
	Cotton No.2 Future +	156	Morgan Stanley	Dec-19	5,154,240	(9,570)
	Euro FX Future	68	Morgan Stanley	Sep-19	9,729,525	(52,275)
	ILS/USD Future	73	Morgan Stanley	Sep-19	20,540,010	(151,110)
	Live Cattle Future +	102	Morgan Stanley	Aug-19	4,257,480	(36,240)
	LME Aluminum Future +	70	Morgan Stanley	Sep-19	3,150,438	(7,438)
	LME Lead Future +	59	Morgan Stanley	Sep-19	2,849,700	(179,950)
	LME Nickel Future +	10	Morgan Stanley	Sep-19	762,300	(40,680)
	Mill Wheat Euro Future +	85	Morgan Stanley	Dec-19	896,592	(45,107)
	New Zealand Dollar Future	118	Morgan Stanley	Sep-19	7,937,860	(73,160)
	Silver Future +	29	Morgan Stanley	Sep-19	2,224,445	(128,195)
	Soybean Future +	71	Morgan Stanley	Nov-19	3,276,650	24,850
	Soybean Meal Future +	143	Morgan Stanley	Dec-19	4,617,470	71,500
	Soybean Oil Future +	504	Morgan Stanley	Dec-19	8,718,192	18,300
	Swiss Franc Future	79	Morgan Stanley	Sep-19	10,192,975	(93,544)
	TRY/USD Future	20	Morgan Stanley	Sep-19	1,660,000	(29,950)
	Walgreens Boots Alliance, Inc. Future	697	Morgan Stanley	Sep-19	3,832,803	(269,630)
	Wells Fargo & Co. Future	609	Morgan Stanley	Sep-19	2,898,231	(123,189)
	World Sugar #11 Future +	105	Morgan Stanley	Oct-19	1,484,112	(67,782)
						(1,342,771)
	LONG FUTURES CONTRACTS
	American International Group Future	295	Morgan Stanley	Sep-19	1,580,905	(6,633)
	AstraZeneca PLC Future	1,005	Morgan Stanley	Sep-19	4,172,760	302,659
	Australian 10 Year Bond Future	142	Morgan Stanley	Sep-19	14,314,524	196,749
	Broadcom, Inc. Future	75	Morgan Stanley	Sep-19	2,171,475	(172,719)
	Coca-Cola Co.	966	Morgan Stanley	Sep-19	4,947,852	223,915
	Cocoa Future +	57	Morgan Stanley	Sep-19	1,382,250	(65,920)
	Corn Future +	142	Morgan Stanley	Dec-19	3,063,650	(207,688)
	CSX Corp. Future	467	Morgan Stanley	Sep-19	3,634,194	(144,529)
	Dollar Tree, Inc. Future	417	Morgan Stanley	Sep-19	4,504,017	(33,467)
	Euro-BTP Future	89	Morgan Stanley	Sep-19	13,611,740	652,299
	FirstEnergy Corp. Future	1,036	Morgan Stanley	Sep-19	4,461,016	76,584
	General Mills, Inc. Future	878	Morgan Stanley	Sep-19	4,637,596	90,447
	Gold 100 Oz. Future +	40	Morgan Stanley	Aug-19	5,654,800	195,010
	ICE ECX Emission Future +	101	Morgan Stanley	Dec-19	3,022,695	301,333
	INR/USD Future	264	Morgan Stanley	Jul-19	19,071,360	163,653
	Japanese Yen Future	11	Morgan Stanley	Sep-19	1,283,013	(7,013)
	LME Zinc Future +	9	Morgan Stanley	Sep-19	562,725	9,450
	McDonald's Corp.	181	Morgan Stanley	Sep-19	3,780,366	157,430
	Medtronic PLC Future	220	Morgan Stanley	Sep-19	2,155,120	43,312
	Merck & Co., Inc. Future	758	Morgan Stanley	Sep-19	6,392,972	336,495
	Mexican Peso Future	482	Morgan Stanley	Sep-19	12,401,860	349,450
	Nike, Inc.	137	Morgan Stanley	Sep-19	1,156,828	3,626
	NXP Semiconductors NV Future	50	Morgan Stanley	Sep-19	490,850	(40,321)
	Oracle Corp. Future	960	Morgan Stanley	Sep-19	5,500,800	238,377
	Palladium Future +	57	Morgan Stanley	Sep-19	8,764,320	1,069,760
	Qualcomm, Inc. Future	175	Morgan Stanley	Sep-19	1,338,925	(208,510)
	Russian Ruble Future	372	Morgan Stanley	Sep-19	14,563,800	85,988
	Southern Co.	865	Morgan Stanley	Sep-19	4,808,535	187,298
	Starbucks Corp.	331	Morgan Stanley	Sep-19	2,790,992	174,360
	Taiwan Semiconductor Manufacturing Co. Ltd. Future	189	Morgan Stanley	Sep-19	744,660	(37,076)
	Target Corp.	61	Morgan Stanley	Sep-19	531,371	(13,058)
	Twilio, Inc.	304	Morgan Stanley	Sep-19	4,169,056	201,458
	US 10 Year Note (CBT) Future	42	Morgan Stanley	Sep-19	5,374,688	111,891
	USD/CNH Future	59	Morgan Stanley	Sep-19	5,903,262	(48,471)
	USD/SEK Future	75	Morgan Stanley	Sep-19	7,459,138	(108,218)
	USD/ZAR Future	18	Morgan Stanley	Sep-19	1,816,435	(98,800)
	Verizon Communications, Inc.	535	Morgan Stanley	Sep-19	3,074,110	18,253
	Wal-Mart, Inc.	378	Morgan Stanley	Sep-19	4,200,714	299,224
						4,296,598
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$2,953,827
+	This investment is a holding of Equinox Chesapeake Strategy Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” approved by the Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Funds’ assets and liabilities measured at fair value:

Aspect Core Diversified Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$-	$17,568,917	$-	$17,568,917
Short-Term Investment	2,097,953	-	-	2,097,953
Futures Contracts	536,033	-	-	536,033
Total	$2,633,986	$17,568,917	$-	$20,202,903
Liabilities
Forward Foreign Currency Contracts	$-	$69,727	$-	$69,727
Total	$-	$69,727	$-	$69,727

Chesapeake Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$-	$84,474,182	$-	$84,474,182
Short-Term Investment	2,391,095	-	-	2,391,095
Futures Contracts	2,953,827	-	-	2,953,827
Total	$5,344,922	$84,474,182	$-	$89,819,104

The Fund did not hold any Level 3 securities during the period.
Consolidation of Subsidiaries – Equinox Aspect Core Strategy Fund with Equinox Aspect Core Strategy Fund Limited ("EACDS-CFC") and Equinox Chesapeake Strategy Fund with Equinox Chesapeake Strategy Fund Limited (“ECS-CFC”) – The Consolidated Financial Statements include the accounts of EACDS-CFC and ECS-CFC, each a foreign controlled corporation, and collectively the “CFCs”, wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may each invest up to 25% of their total assets in their respective CFC which acts as an investment vehicle in order to effect certain investments consistent with their respective investment objectives and policies.

The CFCs utilize commodity based derivative products to facilitate each Fund’s pursuit of their respective investment objectives. In accordance with their investment objective and through their exposure to the aforementioned commodity based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at June 30, 2019	% Of Total Net Assets at June 30, 2019
EACDS-CFC	11/7/2014	$388,251	1.8%
ECS-CFC	4/19/2012	$3,878,732	4.2%

Futures Contracts – The Equinox Aspect Core Diversified Strategy Fund and Equinox Chesapeake Strategy Fund are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Funds recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to a Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of June 30, 2019, the net unrealized appreciation/(depreciation) on futures contracts amounted to $536,033 and $2,953,827, respectively.

Foreign Currency Translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with investments in foreign securities.

Forward Foreign Currency Exchange Contracts – The Aspect Core Diversified Strategy Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2019:
Derivatives Investment Fair Value
Aspect Core Diversified Strategy Fund	Commodity	Currency	Equity	Interest Rate	Total as of June 30, 2019
Futures Contracts	$7,862	$(75,209)	$107,731	$495,649	$536,033
Forward Foreign Currency Contracts	-	(69,727)	-	-	(69,727)
Total	$7,862	$(144,936)	$107,731	$495,649	$466,306

Equinox Chesapeake Strategy Fund	Commodity	Currency	Equity	Interest Rate	Total as of June 30, 2019
Futures Contracts	$881,705	$(241,188)	$1,352,372	$960,938	$2,953,827

The notional value of the derivative instruments outstanding as of June 30, 2019 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.